SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectuses for the following fund:

Scudder International Fund
--------------------------------------------------------------------------------

The following replaces "The portfolio managers" sub-section of the "Who Manages and Oversees the Fund" section for the Scudder International Fund only.


Alex Tedder                               Matthias Knerr
Managing Director of Deutsche Asset       CFA, Director, Deutsche Asset
Management and Lead Manager of the        Management and Manager of the fund.
fund.                                       o Joined Deutsche Asset Management
  o Joined Deutsche Asset Management in       in 1995.
    1994 and the fund in 2002.              o Head of the Capital Goods Global
  o Head of International Select Equity       Sector Team: London.
    strategy; portfolio manager and         o Portfolio manager for EAFE
    analyst for Core EAFE strategy:           Equities and Global Equities.
    London.
  o Previously managed European            Sangita Uberoi
    equities and responsible for           CFA, Director, Deutsche Asset
    insurance sector with 4 years of       Management and Manager of the fund.
    experience at Schroder Investment       o Joined Deutsche Asset Management
    Management.                               in 1994.
  o MA, Freiburg University.                o Head of the Global Equity
                                              Research Team for Consumer Goods,
Clare Gray                                    Retail and Leisure Sector: London.
CFA, Director of Deutsche Asset             o Portfolio manager for EAFE
Management and Manager of the fund.           Equities.
  o Joined Deutsche Asset Management in     o Previous experience includes two
    1993 and the fund in 2002.                years in equity research
  o Portfolio manager with primary            and investments at Lehman
    focus on European markets and             Brothers & Smith Barney.
    senior analyst covering global
    telecommunications: London.
  o Previous experience includes three
    years of experience in
    international investments and
    corporate finance with Citicorp
    Securities.






               Please Retain This Supplement for Future Reference

March 1, 2004
PS68/07-2A-014
SGINTF1-3600